Intangible Assets Other Than Goodwill (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 262,499	$ 280,101
Accumulated Amortization	(82,725)	(80,140)
Transfer To vessel cost/Write off	(2,722)	(1,513)
Net Book Value	177,052	198,448
Trade Name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	100,420	100,420
Accumulated Amortization	(25,885)	(22,025)
Net Book Value	74,535	78,395
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	34,060	34,060
Accumulated Amortization	(6,462)	(5,533)
Net Book Value	27,598	28,527
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	35,490	35,490
Accumulated Amortization	(8,872)	(7,098)
Net Book Value	26,618	28,392
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	220,042	237,644
Accumulated Amortization	(130,528)	(128,172)
Transfer To vessel cost/Write off	(9,207)	(1,513)
Net Book Value	80,307	107,959
Total Intangible Assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	390,012	407,614
Accumulated Amortization	(171,747)	(162,828)
Transfer To vessel cost/Write off	(9,207)	(1,513)
Net Book Value	209,058	243,273
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(127,513)	(127,513)
Accumulated Amortization	89,022	82,688
Transfer To vessel cost/Write off	6,485
Net Book Value	$ (32,006)	$ (44,825)